UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        September 30, 2005
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Endicott Management Company
           --------------------------------------------------
Address:   237 Park Avenue
           --------------------------------------------------
           Suite 801
           --------------------------------------------------
           New York, New York 10017
           --------------------------------------------------

Form 13F File Number:  28-10720
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Wayne K. Goldstein
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     (212) 808-3767
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Wayne K. Goldstein          New York, New York          11/01/2005
       -------------------------    ---------------------------   -----------


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:
                                                                0
                                                       ----------
Form 13F Information Table Entry Total:
                                                               48
                                                       ----------
Form 13F Information Table Value Total:
                                                         $356,117
                                                       ----------
                                                       (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.    NONE


No.             Form 13F File Number                Name


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                                                      Form 13F INFORMATION TABLE

              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------
ACCREDITED HOME LENDRS HLDG     COM             00437P107     3,340     95,000    SHS      SOLE                      95,000
---------------------------     ------------    ---------  ---------  ---------   ----     -------                 ---------
ALLIED CAP CORP NEW             COM             01903Q108       143      5,000    SH       SOLE                       5,000
---------------------------     ------------    ---------  ---------  ---------   ----     -------                 ---------
AMERICAN HOME MTG INVT CORP     COM             02660R107     1,515     50,000    SH       SOLE                      50,000
---------------------------     ------------    ---------  ---------  ---------   ----     -------                 ---------
ATLAS AMER INC                  COM             049167109     8,062    165,038    SH       SOLE                     165,038
---------------------------     ------------    ---------  ---------  ---------   ----     -------                 ---------
BANCORP INC DEL                 COM             05969A105     4,057    253,700    SH       SOLE                     253,700
---------------------------     ------------    ---------  ---------  ---------   ----     -------                 ---------
BANK OF AMERICA CORPORATION     COM             060505104    16,419    390,000    SH       SOLE                     390,000
---------------------------     ------------    ---------  ---------  ---------   ----     -------                 ---------
CENTER BANCORP INC              COM             151408101     3,681    309,299    SH       SOLE                     309,299
---------------------------     ------------    ---------  ---------  ---------   ----     -------                 ---------
CENTURY BANCORP INC             CL A NON VTG    156432106    12,180    390,400    SH       SOLE                     390,400
---------------------------     ------------    ---------  ---------  ---------   ----     -------                 ---------
CITIGROUP INC                   COM             172967101    18,140    398,500    SH       SOLE                     398,500
---------------------------     ------------    ---------  ---------  ---------   ----     -------                 ---------
COMERICA INC                    COM             200340107     8,835    150,000    SH       SOLE                     150,000
---------------------------     ------------    ---------  ---------  ---------   ----     -------                 ---------
COMMUNITY CAPITAL BANCSHARES    COM             203634100     2,612    214,100    SH       SOLE                     214,100
---------------------------     ------------    ---------  ---------  ---------   ----     -------                 ---------
CONSECO INC                     COM NEW         208464883    12,054    571,000    SH       SOLE                     571,000
---------------------------     ------------    ---------  ---------  ---------   ----     -------                 ---------
ENDURANCE SPECIALTY HLDGS LT    SHS             G30397106     6,541    191,750    SH       SOLE                     191,750
---------------------------     ------------    ---------  ---------  ---------   ----     -------                 ---------
FIRST MUTUAL BANCSHARES INC     COM             32190E102    11,379    441,896    SH       SOLE                     441,896
---------------------------     ------------    ---------  ---------  ---------   ----     -------                 ---------
FIRST NIAGARA FINL GP INC       COM             33582V108       182     12,585    SH       SOLE                      12,585
---------------------------     ------------    ---------  ---------  ---------   ----     -------                 ---------
GENWORTH FINL INC               COM CL A        37247D106    11,091    344,000    SH       SOLE                     344,000
---------------------------     ------------    ---------  ---------  ---------   ----     -------                 ---------
GREENE CNTY BANCSHARES INC      COM NEW         394361208     2,329     90,000    SH       SOLE                      90,000
---------------------------     ------------    ---------  ---------  ---------   ----     -------                 ---------
HERITAGE OAKS BANCORP           COM             42724R107       838     33,500    SH       SOLE                      33,500
---------------------------     ------------    ---------  ---------  ---------   ----     -------                 ---------
HOME FED BANCORP                COM             436926109     4,836    191,400    SH       SOLE                     191,400
---------------------------     ------------    ---------  ---------  ---------   ----     -------                 ---------
HUDSON CITY BANCORP             COM             443683107    10,710    900,000    SH       SOLE                     900,000
---------------------------     ------------    ---------  ---------  ---------   ----     -------                 ---------
INTERNATIONAL BANCSHARES COR    COM             459044103     9,801    330,000    SH       SOLE                     330,000
---------------------------     ------------    ---------  ---------  ---------   ----     -------                 ---------
IPC HLDGS LTD                   ORD             G4933P101       653     20,000    SH       SOLE                      20,000
---------------------------     ------------    ---------  ---------  ---------   ----     -------                 ---------
JPMORGAN & CHASE & CO           COM             46625H100    11,876    350,000    SH       SOLE                     350,000
---------------------------     ------------    ---------  ---------  ---------   ----     -------                 ---------
JAMES RIV GROUP INC             COM             470359100       796     45,200    SH       SOLE                      45,200
---------------------------     ------------    ---------  ---------  ---------   ----     -------                 ---------
KEYCORP NEW                     COM             493267108    10,962    339,900    SH       SOLE                     339,900
---------------------------     ------------    ---------  ---------  ---------   ----     -------                 ---------
MACKINAC FINL CORP              COM             554571109     3,196    299,700    SH       SOLE                     299,700
---------------------------     ------------    ---------  ---------  ---------   ----     -------                 ---------
MERRIL LYNCH & CO INC           COM             590188108    12,331    201,000    SH       SOLE                     201,000
---------------------------     ------------    ---------  ---------  ---------   ----     -------                 ---------
NATIONAL CITY CORP              COM             635405103     9,591    286,800    SH       SOLE                     286,800
---------------------------     ------------    ---------  ---------  ---------   ----     -------                 ---------
NEW CENTURY FINANCIAL CORP M    COM             6435EV108     6,166    170,000    SH       SOLE                     170,000
---------------------------     ------------    ---------  ---------  ---------   ----     -------                 ---------
NORTH FORK BANCORPORATION NY    COM             659424105    13,361    523,953    SH       SOLE                     523,953
---------------------------     ------------    ---------  ---------  ---------   ----     -------                 ---------
ORIENTAL FINL GROUP INC         COM             68618W100       734     60,000    SH       SOLE                      60,000
---------------------------     ------------    ---------  ---------  ---------   ----     -------                 ---------
PMI GROUP INC                   COM             69344M101     9,964    249,900    SH       SOLE                     249,900
---------------------------     ------------    ---------  ---------  ---------   ----     -------                 ---------
PNC FINL SVCS GROUP INC         COM             693475105    14,267    245,900    SH       SOLE                     245,900
---------------------------     ------------    ---------  ---------  ---------   ----     -------                 ---------
PRIVATE BANCORP INC             COM             742962103       171      5,000    SH       SOLE                       5,000
---------------------------     ------------    ---------  ---------  ---------   ----     -------                 ---------
PROVIDENT FINL HLDGS INC        COM             743868101     6,172    220,025    SH       SOLE                     220,025
---------------------------     ------------    ---------  ---------  ---------   ----     -------                 ---------
PXRE GROUP LTD                  COM             G73018106     6,602    490,500    SH       SOLE                     490,500
---------------------------     ------------    ---------  ---------  ---------   ----     -------                 ---------
RESOURCE AMERICA INC            CL A            761195205     4,844    273,496    SH       SOLE                     273,496
---------------------------     ------------    ---------  ---------  ---------   ----     -------                 ---------
SCOTTISH RE GROUP LTD           ORD             G7885T104    17,861    749,200    SH       SOLE                     749,200
---------------------------     ------------    ---------  ---------  ---------   ----     -------                 ---------
SIGNATURE BK NEW YORK NY        COM             82669G104     2,383     88,300    SH       SOLE                      88,300
---------------------------     ------------    ---------  ---------  ---------   ----     -------                 ---------
SNB BANCSHARES INC TEX          COM             78460M209     3,048    270,900    SH       SOLE                     270,900
---------------------------     ------------    ---------  ---------  ---------   ----     -------                 ---------
SPECIALTY UNDERWRITERS ALLIA    COM             84751T309     7,117    870,000    SH       SOLE                     870,000
---------------------------     ------------    ---------  ---------  ---------   ----     -------                 ---------
SUSSEX BANCORP                  COM             869245100     2,010    140,200    SH       SOLE                     140,200
---------------------------     ------------    ---------  ---------  ---------   ----     -------                 ---------
TIB FINL CORP                   COM             872449103     8,294    266,700    SH       SOLE                     266,700
---------------------------     ------------    ---------  ---------  ---------   ----     -------                 ---------
US BANCORP DEL                  COM NEW         902973304    12,861    458,000    SH       SOLE                     458,000
---------------------------     ------------    ---------  ---------  ---------   ----     -------                 ---------
UMB FINL CORP                   COM             902788108    11,205    170,600    SH       SOLE                     170,600
---------------------------     ------------    ---------  ---------  ---------   ----     -------                 ---------
UNIONBANCAL CORP                COM             908906100    14,983    214,900    SH       SOLE                     214,900
---------------------------     ------------    ---------  ---------  ---------   ----     -------                 ---------
UNITED AMER INDEMNITY LTD       COM             90933T109    10,111    552,800    SH       SOLE                     552,800
---------------------------     ------------    ---------  ---------  ---------   ----     -------                 ---------
WILLIS LEASE FINANCE CORP       COM             970646105     5,817    570,273    SH       SOLE                     570,273
---------------------------     ------------    ---------  ---------  ---------   ----     -------                 ---------


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